VESSELS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Cost	$ 1,488,475	$ 1,360,605
Accumulated depreciation	(302,650)	(270,989)
Vessels and equipment, net	$ 1,185,825	$ 1,089,616